Financial Risk (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Derivative financial instruments - assets	$ 11,157	$ 2,688
Derivative financial instruments - liabilities	$ (14,675)	(34,043)
Base scenario probability of occurrence	95.00%
Derivatives [member]
Disclosure of financial assets [line items]
Notional value	$ 965,673	1,325,776
Derivative financial instruments - assets	11,157	2,688
Derivative financial instruments - liabilities	(14,675)	(34,043)
Interest rate swaps
Disclosure of financial assets [line items]
Notional value	521,333	893,500
Derivative financial instruments - assets	407	621
Derivative financial instruments - liabilities	(1,903)	(9,410)
Cross currency swaps
Disclosure of financial assets [line items]
Notional value	369,869	249,782
Derivative financial instruments - assets	10,125	1,134
Derivative financial instruments - liabilities	(10,197)	(17,378)
Foreign exchange forwards
Disclosure of financial assets [line items]
Notional value	74,471	182,494
Derivative financial instruments - assets	625	933
Derivative financial instruments - liabilities	$ (2,575)	$ (7,255)
Guarantees and other financial credit enhancements
Disclosure of financial assets [line items]
Coverage ratio on loan portfolio	12.00%	8.00%